Debt, Cash and Cash Equivalents - Summary of Market Value of Net Debt (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [Line Items]
Market value	€ 21,918	€ 16,531
Market value
Disclosure of detailed information about borrowings [Line Items]
Market value	14,214	7,086
Value on redemption
Disclosure of detailed information about borrowings [Line Items]
Market value	21,952	16,573
Value on redemption	€ 15,146	€ 7,835